UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

This report on Form N-Q relates solely to the Registrant's Growth Portfolio, High Income Portfolio, Overseas Portfolio, Value Portfolio and VIP Floating Rate High Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2015

1.799878.111

VIPHI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.8%
	Principal Amount	Value
Aerospace - 0.4%
Bombardier, Inc. 5.5% 9/15/18 (b)	$ 3,810,000	$ 3,805,238
Triumph Group, Inc. 4.875% 4/1/21	2,050,000	2,003,875
		5,809,113
Air Transportation - 3.9%
Air Canada 6.625% 5/15/18 (b)	4,995,000	5,229,515
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	3,065,000	3,069,645
Allegiant Travel Co. 5.5% 7/15/19	1,875,000	1,931,250
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	2,540,000	2,487,613
5.5% 10/1/19 (b)	4,695,000	4,818,244
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	452,255	472,041
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,436,654	2,753,420
5.5% 4/29/22	2,731,534	2,902,255
6.125% 4/29/18	520,000	548,600
9.25% 5/10/17	528,941	580,513
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,985,000	2,045,741
6.75% 5/23/17	1,985,000	2,045,146
8.021% 8/10/22	1,320,132	1,531,353
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,636,300
Series 2013-1 Class B, 5.375% 5/15/23	702,299	732,147
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,156,371	2,334,272
9.75% 1/15/17	1,161,076	1,288,794
12% 1/15/16 (b)	207,510	223,592
United Continental Holdings, Inc.:
6% 7/15/26	7,700,000	7,700,000
6% 7/15/28	5,920,000	5,920,000
6.375% 6/1/18	300,000	317,625
		52,568,066
Automotive & Auto Parts - 0.1%
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(d)	1,675,000	1,748,281
Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.125% 3/30/20	3,005,000	2,986,219
Broadcasting - 1.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	14,310,950

	Principal Amount	Value
9% 12/15/19	$ 2,255,000	$ 2,232,450
10% 1/15/18	5,510,000	4,683,500
		21,226,900
Building Materials - 1.5%
Building Materials Corp. of America 5.375% 11/15/24 (b)	3,265,000	3,313,975
Building Materials Holding Corp. 9% 9/15/18 (b)	4,410,000	4,674,600
CEMEX Finance LLC 6% 4/1/24 (b)	5,030,000	5,017,425
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	2,565,000	2,589,881
6.5% 12/10/19 (b)	1,365,000	1,450,313
HD Supply, Inc. 5.25% 12/15/21 (b)	2,285,000	2,353,550
USG Corp. 5.5% 3/1/25 (b)	1,350,000	1,377,000
		20,776,744
Cable/Satellite TV - 2.8%
Altice SA:
7.625% 2/15/25 (b)	1,685,000	1,688,159
7.75% 5/15/22 (b)	9,520,000	9,680,650
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24	1,120,000	1,163,400
CCOH Safari LLC 5.75% 12/1/24	4,255,000	4,382,650
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	710,000	718,875
Numericable Group SA:
4.875% 5/15/19 (b)	4,385,000	4,363,075
6% 5/15/22 (b)	4,540,000	4,596,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	2,410,000	2,554,600
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(d)	375,000	383,906
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	7,920,000	8,563,500
		38,095,565
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	3,830,000	4,155,550
Chemicals - 2.5%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	3,945,000	3,994,313
LSB Industries, Inc. 7.75% 8/1/19	3,295,000	3,435,038
NOVA Chemicals Corp. 5% 5/1/25 (b)	3,286,000	3,433,870
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,140,000	3,179,250
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,955,000	2,042,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	$ 15,198,000	$ 16,033,890
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	2,250,000	2,334,375
		34,453,711
Consumer Products - 0.1%
Prestige Brands, Inc. 5.375% 12/15/21 (b)	1,890,000	1,913,625
Containers - 1.3%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(d)	6,336,131	6,440,577
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2706% 12/15/19 (b)(d)	3,830,000	3,734,250
6.75% 1/31/21 (b)	1,055,000	1,068,188
7% 11/15/20 (b)	874,412	875,505
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	2,525,000	2,531,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,990,000	3,090,913
		17,740,746
Diversified Financial Services - 5.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	1,875,000	1,938,281
5% 10/1/21 (b)	2,085,000	2,212,706
Aircastle Ltd.:
5.125% 3/15/21	2,800,000	2,926,000
5.5% 2/15/22	1,270,000	1,350,963
FLY Leasing Ltd.:
6.375% 10/15/21	2,490,000	2,465,100
6.75% 12/15/20	7,000,000	7,148,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,970,000	3,025,688
5.875% 2/1/22	9,400,000	9,682,000
6% 8/1/20	8,415,000	8,741,502
ILFC E-Capital Trust I 4.09% 12/21/65 (b)(d)	4,595,000	4,330,788
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	6,600,000	6,360,750
International Lease Finance Corp. 5.875% 8/15/22	1,760,000	1,953,600
Navient Corp.:
5% 10/26/20	965,000	946,906
5.875% 3/25/21	3,005,000	2,993,731
5.875% 10/25/24	5,000,000	4,675,000

	Principal Amount	Value
SLM Corp.:
4.875% 6/17/19	$ 2,275,000	$ 2,269,313
5.5% 1/15/19	7,695,000	7,848,900
5.5% 1/25/23	4,900,000	4,667,250
8% 3/25/20	1,565,000	1,737,307
		77,274,535
Diversified Media - 0.6%
MDC Partners, Inc. 6.75% 4/1/20 (b)	4,630,000	4,878,863
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,985,000	2,019,738
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,840,000	1,899,800
		8,798,401
Energy - 9.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,265,000	4,296,988
Antero Resources Corp.:
5.125% 12/1/22	3,845,000	3,691,200
5.625% 6/1/23 (b)	1,295,000	1,282,050
Approach Resources, Inc. 7% 6/15/21	870,000	778,650
California Resources Corp.:
5% 1/15/20 (b)	2,385,000	2,152,463
5.5% 9/15/21 (b)	1,445,000	1,282,004
6% 11/15/24 (b)	3,585,000	3,145,838
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	1,540,000	1,493,800
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	7,185,000	7,238,888
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,175,000	1,183,813
6.25% 4/1/23 (b)	1,175,000	1,186,750
7.75% 4/1/19	2,315,000	2,405,517
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	650,000	650,000
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,403,375
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	10,435,000	10,069,775
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,760,000	3,835,200
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,060,000	1,086,500
9.375% 5/1/20	4,010,000	4,200,475
Exterran Holdings, Inc. 7.25% 12/1/18	4,280,000	4,322,800
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	6,300,000	5,796,000
6% 10/1/22	1,770,000	1,610,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Forbes Energy Services Ltd. 9% 6/15/19	$ 7,795,000	$ 5,300,600
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,667,188
Gibson Energy, Inc. 6.75% 7/15/21 (b)	3,635,000	3,707,700
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	1,675,000	1,574,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	1,170,000	1,152,450
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	2,260,000	1,853,200
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	2,480,000	1,959,200
6.5% 5/15/19	1,920,000	1,614,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,025,000	5,159,720
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,845,000	1,948,781
Rice Energy, Inc. 6.25% 5/1/22	9,775,000	9,530,625
Rosetta Resources, Inc.:
5.625% 5/1/21	3,715,000	3,492,100
5.875% 6/1/24	3,100,000	2,883,000
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	2,880,000	2,847,600
5.75% 5/15/24	1,505,000	1,512,525
SemGroup Corp. 7.5% 6/15/21	2,775,000	2,906,813
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	970,000	999,100
Teine Energy Ltd. 6.875% 9/30/22 (b)	4,925,000	4,481,750
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	2,490,000	2,583,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	785,000	808,550
6.125% 10/15/21	855,000	880,650
6.25% 10/15/22 (b)	840,000	869,400
		124,845,613
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,210,000	1,264,450
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	6,380,000	6,523,550
Tervita Corp. 9.75% 11/1/19 (b)	2,920,000	1,606,000
		9,394,000
Food & Drug Retail - 2.0%
JBS Investments GmbH:
7.25% 4/3/24 (b)	3,425,000	3,510,625
7.75% 10/28/20 (b)	5,720,000	6,048,900

	Principal Amount	Value
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	$ 11,175,000	$ 11,007,375
SUPERVALU, Inc.:
6.75% 6/1/21	5,410,000	5,572,300
7.75% 11/15/22	1,405,000	1,496,325
		27,635,525
Food/Beverage/Tobacco - 3.9%
ESAL GmbH 6.25% 2/5/23 (b)	16,470,000	16,017,075
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	4,705,000	4,952,013
H.J. Heinz Co. 4.875% 2/15/25 (b)	5,785,000	6,269,494
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	2,765,000	2,799,563
7.25% 6/1/21 (b)	2,930,000	3,094,813
8.25% 2/1/20 (b)	3,830,000	4,069,375
Post Holdings, Inc.:
6% 12/15/22 (b)	5,120,000	4,940,800
6.75% 12/1/21 (b)	3,530,000	3,565,300
Vector Group Ltd. 7.75% 2/15/21	7,035,000	7,483,481
		53,191,914
Gaming - 3.5%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	2,845,000	2,183,538
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	9,965,000	10,214,125
MCE Finance Ltd. 5% 2/15/21 (b)	5,300,000	4,955,500
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	3,150,000	3,126,375
11% 10/1/21	3,140,000	2,755,350
Scientific Games Corp.:
6.625% 5/15/21 (b)	13,500,000	9,855,000
7% 1/1/22 (b)	3,290,000	3,364,025
10% 12/1/22 (b)	4,020,000	3,758,700
Wynn Macau Ltd. 5.25% 10/15/21 (b)	7,740,000	7,333,650
		47,546,263
Healthcare - 3.6%
Community Health Systems, Inc. 6.875% 2/1/22	5,405,000	5,776,594
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)	1,825,000	1,879,750
HealthSouth Corp.:
5.125% 3/15/23	815,000	829,263
5.75% 11/1/24	1,020,000	1,060,800
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,825,000	1,958,453
8.75% 1/15/23 (b)	1,825,000	1,998,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Polymer Group, Inc. 6.875% 6/1/19 (b)	$ 1,520,000	$ 1,451,600
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,415,000	5,773,744
Tenet Healthcare Corp.:
5% 3/1/19 (b)	2,265,000	2,248,013
8.125% 4/1/22	13,760,000	15,170,400
VRX Escrow Corp.:
5.375% 3/15/20 (b)	3,790,000	3,823,163
5.875% 5/15/23 (b)	3,060,000	3,136,500
6.125% 4/15/25 (b)	3,265,000	3,379,275
		48,485,930
Homebuilders/Real Estate - 2.0%
CBRE Group, Inc. 5% 3/15/23	4,382,000	4,579,190
D.R. Horton, Inc. 4.375% 9/15/22	1,675,000	1,675,000
Howard Hughes Corp. 6.875% 10/1/21 (b)	2,870,000	3,006,325
Lennar Corp. 4.5% 11/15/19	2,310,000	2,373,525
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)	450,000	457,875
6.125% 4/1/25 (b)	450,000	453,375
Standard Pacific Corp. 5.875% 11/15/24	2,930,000	3,010,575
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	3,670,000	3,633,300
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	990,000	966,488
5.875% 6/15/24 (b)	725,000	708,688
William Lyon Homes, Inc.:
5.75% 4/15/19	2,370,000	2,393,700
7% 8/15/22	4,243,000	4,375,594
		27,633,635
Leisure - 1.2%
24 Hour Holdings III LLC 8% 6/1/22 (b)	6,110,000	5,193,500
NCL Corp. Ltd.:
5% 2/15/18	4,090,000	4,171,800
5.25% 11/15/19 (b)	3,150,000	3,228,750
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	595,000	702,100
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	2,930,000	2,973,950
		16,270,100
Metals/Mining - 4.7%
CONSOL Energy, Inc.:
5.875% 4/15/22	8,505,000	7,697,025
8% 4/1/23 (b)	2,535,000	2,500,144
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	6,985,000	6,461,125
7.25% 5/15/22 (b)	3,450,000	3,182,625

	Principal Amount	Value
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	$ 2,010,000	$ 1,484,888
8.25% 11/1/19 (b)	1,935,000	1,664,100
Lundin Mining Corp.:
7.5% 11/1/20 (b)	3,700,000	3,838,750
7.875% 11/1/22 (b)	3,430,000	3,575,775
Murray Energy Corp.:
8.625% 6/15/21 (b)	4,085,000	4,268,825
9.5% 12/5/20 (b)	7,905,000	8,853,600
New Gold, Inc. 6.25% 11/15/22 (b)	7,295,000	7,222,050
Peabody Energy Corp.:
6.25% 11/15/21	7,720,000	4,747,800
7.875% 11/1/26	1,268,000	763,970
10% 3/15/22 (b)	2,310,000	2,044,350
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	2,925,000	2,727,563
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	2,845,000	2,827,219
		63,859,809
Paper - 1.2%
Mercer International, Inc. 7% 12/1/19	990,000	1,024,650
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	12,547,000	13,158,666
Xerium Technologies, Inc. 8.875% 6/15/18	1,570,000	1,621,025
		15,804,341
Publishing/Printing - 1.4%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	6,375,000	7,044,375
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)	8,090,000	8,130,450
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,358,750
7% 2/15/22	1,100,000	1,212,750
		18,746,325
Services - 5.1%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	3,630,000	3,339,600
ADT Corp.:
4.125% 4/15/19	3,790,000	3,861,063
5.25% 3/15/20	2,090,000	2,163,150
APX Group, Inc.:
6.375% 12/1/19	14,920,000	14,845,400
8.75% 12/1/20	9,705,000	8,952,863
Audatex North America, Inc. 6% 6/15/21 (b)	5,355,000	5,662,913
Bankrate, Inc. 6.125% 8/15/18 (b)	495,000	488,813
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	$ 2,370,000	$ 2,441,100
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	4,640,000	4,350,000
Garda World Security Corp.:
7.25% 11/15/21 (b)	2,200,000	2,161,500
7.25% 11/15/21 (b)	3,715,000	3,649,988
IHS, Inc. 5% 11/1/22 (b)	3,020,000	3,033,288
The GEO Group, Inc. 5.875% 1/15/22	7,310,000	7,712,050
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	4,340,000	4,453,925
United Rentals North America, Inc.:
4.625% 7/15/23	1,245,000	1,255,832
5.5% 7/15/25	995,000	1,011,119
		69,382,604
Steel - 1.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	9,065,000	7,614,600
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	1,635,000	1,651,350
11.25% 10/15/18	3,661,000	3,715,915
Steel Dynamics, Inc. 5.125% 10/1/21 (b)	2,565,000	2,581,031
		15,562,896
Super Retail - 2.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	6,275,000	6,502,469
Family Tree Escrow LLC 5.75% 3/1/23 (b)	2,100,000	2,210,250
Hot Topic, Inc. 9.25% 6/15/21 (b)	1,715,000	1,856,488
JC Penney Corp., Inc.:
5.65% 6/1/20	12,474,000	10,758,825
5.75% 2/15/18	1,200,000	1,134,000
7.4% 4/1/37	4,040,000	3,009,800
8.125% 10/1/19	1,885,000	1,847,300
Netflix, Inc.:
5.5% 2/15/22 (b)	2,470,000	2,525,575
5.875% 2/15/25 (b)	2,470,000	2,534,838
		32,379,545
Technology - 2.9%
ADT Corp.:
4.125% 6/15/23	1,305,000	1,220,175
6.25% 10/15/21	3,545,000	3,775,425
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,400,000	3,391,500
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,175,000	901,813
Lucent Technologies, Inc.:
6.45% 3/15/29	9,505,000	9,600,050

	Principal Amount	Value
6.5% 1/15/28	$ 3,265,000	$ 3,297,650
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,045,000	3,098,288
5.875% 2/15/22	555,000	585,808
Nuance Communications, Inc. 5.375% 8/15/20 (b)	6,043,000	6,103,430
Sensata Technologies BV 5% 10/1/25 (b)	2,140,000	2,169,425
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)	1,755,000	1,101,263
Viasystems, Inc. 7.875% 5/1/19 (b)	4,410,000	4,641,525
		39,886,352
Telecommunications - 10.7%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	11,270,000	12,002,550
8.875% 1/1/20 (b)	3,325,000	3,624,250
Altice Financing SA:
6.5% 1/15/22 (b)	685,000	702,981
6.625% 2/15/23 (b)	2,595,000	2,672,850
7.875% 12/15/19 (b)	2,655,000	2,814,300
Altice Finco SA:
7.625% 2/15/25 (b)	5,555,000	5,693,875
9.875% 12/15/20 (b)	5,890,000	6,523,175
Columbus International, Inc. 7.375% 3/30/21 (b)	11,520,000	12,110,400
Digicel Group Ltd.:
6% 4/15/21 (b)	7,410,000	7,039,500
6.75% 3/1/23 (b)	2,125,000	2,058,594
7% 2/15/20 (b)	295,000	300,900
7.125% 4/1/22 (b)	5,605,000	5,128,575
8.25% 9/1/17 (b)	5,395,000	5,506,299
8.25% 9/30/20 (b)	7,465,000	7,476,198
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	8,905,000	8,905,000
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	2,205,000	2,326,275
GCI, Inc. 6.875% 4/15/25 (b)	1,355,000	1,365,163
Intelsat Luxembourg SA 7.75% 6/1/21	2,565,000	2,366,213
Level 3 Financing, Inc. 5.375% 8/15/22	3,545,000	3,648,025
MasTec, Inc. 4.875% 3/15/23	2,370,000	2,215,950
Millicom International Cellular SA 6% 3/15/25 (b)	5,450,000	5,429,563
Sprint Capital Corp.:
6.875% 11/15/28	10,880,000	9,982,400
8.75% 3/15/32	12,255,000	12,653,288
Sprint Communications, Inc. 9% 11/15/18 (b)	3,490,000	4,004,775
Sprint Corp.:
7.625% 2/15/25	5,110,000	5,084,450
7.875% 9/15/23	1,260,000	1,285,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
T-Mobile U.S.A., Inc.:
6% 3/1/23	$ 2,540,000	$ 2,602,713
6.464% 4/28/19	2,610,000	2,691,563
6.5% 1/15/24	1,940,000	2,027,300
6.625% 4/1/23	2,890,000	3,023,663
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	1,880,000	1,884,700
		145,150,688
Transportation Ex Air/Rail - 1.7%
Aguila 3 SA 7.875% 1/31/18 (b)	4,595,000	4,595,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	5,600,000	5,628,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	10,285,000	9,590,763
8.125% 2/15/19	1,465,000	1,267,225
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	1,575,000	1,527,750
		22,608,738
Utilities - 6.6%
Atlantic Power Corp. 9% 11/15/18	10,080,000	10,407,600
Calpine Corp.:
5.375% 1/15/23	3,160,000	3,160,000
5.75% 1/15/25	1,580,000	1,591,850
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,610,000	7,023,125
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (b)	5,425,000	5,614,875
7.375% 11/1/22 (b)	8,420,000	8,851,525
7.625% 11/1/24 (b)	10,185,000	10,668,788
NRG Energy, Inc.:
6.25% 7/15/22	3,810,000	3,914,775
6.25% 5/1/24	9,120,000	9,188,400
NSG Holdings II, LLC 7.75% 12/15/25 (b)	13,004,469	14,012,315
RJS Power Holdings LLC 5.125% 7/15/19 (b)	6,165,000	6,072,525
The AES Corp.:
4.875% 5/15/23	900,000	877,500
7.375% 7/1/21	7,235,000	8,030,850
		89,414,128
TOTAL NONCONVERTIBLE BONDS (Cost $1,158,792,985)		1,155,345,862
Commercial Mortgage Securities - 0.0%
	Principal Amount	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (d) (Cost $0)	$ 4,516	$ 4,172
Common Stocks - 0.0%
	Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $1,273,881)	1	136,007
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $5,487,857)	225,811	5,649,791
Bank Loan Obligations - 7.5%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	$ 1,756,725	1,754,529
Broadcasting - 0.5%
Clear Channel Communications, Inc. Tranche D, term loan 6.928% 1/30/19 (d)	6,645,000	6,329,363
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	4,238,723	4,122,158
Tranche 2LN, term loan 7.75% 4/1/22 (d)	625,000	610,938
		4,733,096
Cable/Satellite TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	1,337,034	1,340,376
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	1,156,716	1,159,608
		2,499,984
Capital Goods - 0.1%
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (d)	1,585,000	1,541,413
Containers - 0.4%
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (d)	5,222,148	5,182,982
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (d)	$ 1,575,000	$ 1,559,250
Tranche B 1LN, term loan 4.75% 11/15/21 (d)	400,000	399,000
		1,958,250
Energy - 0.5%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (d)	2,980,000	2,741,600
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	4,143,565	3,288,955
Targa Resources Corp. term loan 5.75% 2/27/22 (d)	661,279	663,792
		6,694,347
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	890,745	894,085
Gaming - 0.7%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	3,580,423	3,597,573
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	2,176,518	1,937,101
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	813,307	811,274
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/1/21 (d)	3,715,688	3,729,807
		10,075,755
Healthcare - 0.5%
Community Health Systems, Inc. Tranche F, term loan 3.428% 12/31/18 (d)	2,200,000	2,199,318
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	3,125,539	3,125,539
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (d)	144,636	145,135
Pharmedium Healthcare Corp. Tranche 2LN, term loan 7.75% 1/28/22 (d)	1,885,000	1,877,931
		7,347,923
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	322,563	320,950
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	2,064,323	1,873,373
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	5,373,175	4,835,858
		6,709,231

	Principal Amount	Value
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 8/14/20 (e)	$ 3,240,000	$ 3,244,050
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	4,463,500	4,329,595
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	3,684,941	2,210,965
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	4,029,569	3,999,347
Tranche DD, term loan 4% 11/8/20 (d)	1,030,820	1,023,089
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	4,877,845	4,585,175
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	1,613,700	1,597,563
		17,745,734
Super Retail - 0.6%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	174,125	171,948
6% 5/22/18 (d)	5,966,393	5,958,935
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (d)	2,515,000	2,537,006
		8,667,889
Technology - 0.7%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (d)	3,620,513	3,611,461
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	1,282,336	1,291,953
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	832,780	825,534
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (d)	1,915,000	1,962,875
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	1,366,449	1,188,811
		8,880,634
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	1,365,873	1,371,063
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	5,650,000	5,685,313
		7,056,376
TOTAL BANK LOAN OBLIGATIONS (Cost $105,407,071)		101,636,591
Preferred Securities - 4.7%
	Principal Amount	Value
Banks & Thrifts - 3.9%
Bank of America Corp.:
6.1% (c)(d)	$ 3,060,000	$ 3,111,596
6.25% (c)(d)	1,550,000	1,586,171
6.5% (c)(d)	3,025,000	3,285,367
Barclays Bank PLC 7.625% 11/21/22	15,315,000	18,350,680
Barclays PLC:
6.625% (c)(d)	1,285,000	1,278,097
8.25% (c)(d)	2,900,000	3,118,158
Credit Agricole SA 6.625% (b)(c)(d)	10,435,000	10,477,995
Deutsche Bank AG 7.5% (c)(d)	5,800,000	6,057,623
JPMorgan Chase & Co.:
6% (c)(d)	2,890,000	2,954,386
6.75% (c)(d)	1,825,000	2,000,203
		52,220,276
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.875% (c)(d)	4,065,000	4,113,444
6.3% (c)(d)	6,770,000	7,075,277
		11,188,721
TOTAL PREFERRED SECURITIES (Cost $59,879,103)		63,408,997
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a) (Cost $10,177,166)	10,177,166	$ 10,177,166
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,341,018,063)	1,336,358,586
NET OTHER ASSETS (LIABILITIES) - 1.9%	25,330,161
NET ASSETS - 100%	$ 1,361,688,747
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $654,212,478 or 48.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,635
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 5,649,791	$ 5,649,791	$ -	$ -
Telecommunication Services	136,007	-	-	136,007
Corporate Bonds	1,155,345,862	-	1,155,345,862	-
Commercial Mortgage Securities	4,172	-	-	4,172
Bank Loan Obligations	101,636,591	-	101,636,591	-
Preferred Securities	63,408,997	-	63,408,997	-
Money Market Funds	10,177,166	10,177,166	-	-
Total Investments in Securities:	$ 1,336,358,586	$ 15,826,957	$ 1,320,391,450	$ 140,179
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,339,375,799. Net unrealized depreciation aggregated $3,017,213, of which $30,683,036 related to appreciated investment securities and $33,700,249 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2015

1.799852.111

VIPOVRS-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.8%
AMP Ltd.	423,882	$ 2,079,152
BHP Billiton Ltd.	318,002	7,391,649
Carsales.com Ltd. (d)	320,637	2,522,722
iSelect Ltd. (a)(d)	6,325,337	7,154,274
Macquarie Group Ltd.	99,742	5,824,504
McMillan Shakespeare Ltd.	431,661	3,912,418
Rio Tinto Ltd.	24,301	1,059,262
TOTAL AUSTRALIA		29,943,981
Bailiwick of Jersey - 2.6%
Glencore Xstrata PLC	1,246,535	5,286,606
Shire PLC	157,900	12,588,280
Wolseley PLC	404,827	23,978,778
TOTAL BAILIWICK OF JERSEY		41,853,664
Belgium - 0.9%
Ageas	66,760	2,397,934
Anheuser-Busch InBev SA NV	33,577	4,101,947
KBC Groep NV	58,487	3,619,842
UCB SA	72,400	5,243,070
TOTAL BELGIUM		15,362,793
Bermuda - 0.7%
Clear Media Ltd.	2,035,000	2,144,551
Oriental Watch Holdings Ltd.	7,028,000	1,105,965
Signet Jewelers Ltd.	62,600	8,688,254
TOTAL BERMUDA		11,938,770
Brazil - 0.9%
BB Seguridade Participacoes SA	636,600	6,542,426
Cielo SA	538,780	7,713,136
TOTAL BRAZIL		14,255,562
British Virgin Islands - 0.1%
Gem Diamonds Ltd.	520,919	1,062,505
Canada - 0.5%
Entertainment One Ltd.	1,213,600	5,445,769
MDC Partners, Inc. Class A (sub. vtg.)	37,700	1,068,795
Performance Sports Group Ltd. (a)	55,161	1,076,174
TOTAL CANADA		7,590,738
Cayman Islands - 4.4%
58.com, Inc. ADR (a)	153,700	8,127,656
Alibaba Group Holding Ltd. sponsored ADR	137,600	11,453,824
Autohome, Inc. ADR Class A (a)	89,000	3,913,330
Baidu.com, Inc. sponsored ADR (a)	35,300	7,356,520
Bitauto Holdings Ltd. ADR (a)	42,600	2,167,488
Ctrip.com International Ltd. sponsored ADR (a)	115,800	6,788,196
Fu Shou Yuan International Group Ltd.	4,974,000	2,348,209
Hengdeli Holdings Ltd. (d)	8,057,800	1,496,679
Homeinns Hotel Group ADR (a)	41,000	970,470

	Shares	Value
Qunar Cayman Islands Ltd. sponsored ADR (a)	114,800	$ 4,735,500
Shenguan Holdings Group Ltd.	2,636,000	805,830
Tencent Holdings Ltd.	1,123,900	21,342,768
TOTAL CAYMAN ISLANDS		71,506,470
China - 0.6%
Kweichow Moutai Co. Ltd.	190,658	6,026,509
TravelSky Technology Ltd. (H Shares)	3,969,000	4,571,749
TOTAL CHINA		10,598,258
Denmark - 2.2%
Danske Bank A/S	96,100	2,537,810
Novo Nordisk A/S:
Series B	80,625	4,304,068
Series B sponsored ADR	448,700	23,956,093
Vestas Wind Systems A/S (d)	108,500	4,495,427
TOTAL DENMARK		35,293,398
France - 6.9%
AXA SA	114,920	2,898,281
AXA SA sponsored ADR	135,400	3,417,496
Beneteau SA (d)	196,900	2,783,016
BNP Paribas SA	181,503	11,040,263
Bollore Group (a)	2,600	13,643
Edenred SA	118,359	2,954,469
GameLoft SE (a)	537,900	2,776,209
Havas SA	718,800	5,456,601
Hermes International SCA	8,548	3,018,402
Iliad SA	19,126	4,468,825
Orange SA	877,700	14,095,479
Pernod Ricard SA	80,600	9,546,166
Safran SA	71,900	5,025,181
Sanofi SA	139,290	13,756,149
Sanofi SA sponsored ADR	240,622	11,896,352
Societe Generale Series A	60,951	2,947,224
Total SA (d)	298,200	14,822,631
Ubisoft Entertainment SA (a)	127,013	2,349,699
TOTAL FRANCE		113,266,086
Germany - 2.8%
Allianz SE	36,918	6,409,578
Axel Springer Verlag AG	131,100	7,753,090
Bayer AG	141,478	21,289,784
Commerzbank AG (a)	55,520	767,118
CTS Eventim AG	243,193	7,661,753
Deutsche Bank AG	74,681	2,588,274
TOTAL GERMANY		46,469,597
Hong Kong - 1.5%
AIA Group Ltd.	2,299,400	14,473,853
Television Broadcasts Ltd.	1,741,000	10,745,597
TOTAL HONG KONG		25,219,450
Common Stocks - continued
	Shares	Value
India - 0.4%
Info Edge India Ltd.	338,804	$ 4,569,192
Just Dial Ltd.	65,509	1,392,420
TOTAL INDIA		5,961,612
Ireland - 1.3%
C&C Group PLC	114,600	470,098
Glanbia PLC	451,000	8,372,450
Kingspan Group PLC (United Kingdom)	340,100	6,487,385
Paddy Power PLC (Ireland)	69,200	5,931,006
TOTAL IRELAND		21,260,939
Isle of Man - 0.6%
Playtech Ltd.	848,420	9,791,490
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	3,216,641
Sarine Technologies Ltd.	426,700	848,829
TOTAL ISRAEL		4,065,470
Italy - 2.5%
Assicurazioni Generali SpA	158,500	3,120,521
Eni SpA	169,000	2,925,076
Eni SpA sponsored ADR (d)	67,900	2,350,019
Intesa Sanpaolo SpA	4,097,800	13,907,945
Lottomatica SpA (d)	82,800	1,642,616
Mediaset SpA	2,698,900	12,345,075
Tod's SpA (d)	46,016	4,180,950
TOTAL ITALY		40,472,202
Japan - 19.0%
Arcland Service Co. Ltd.	126,800	5,276,538
Astellas Pharma, Inc.	1,428,000	23,397,638
Cosmos Pharmaceutical Corp.	75,800	11,844,883
Daiwa Securities Group, Inc.	490,000	3,857,225
Dentsu, Inc.	391,900	16,764,922
East Japan Railway Co.	43,300	3,469,803
Fuji Media Holdings, Inc.	161,900	2,294,839
Fukuda Denshi Co. Ltd.	33,200	1,873,118
Hitachi Ltd.	1,572,000	10,736,530
Honda Motor Co. Ltd.	277,700	9,064,944
Hoya Corp.	277,200	11,097,519
Infomart Corp. (d)	105,400	964,959
Japan Tobacco, Inc.	329,000	10,401,291
JTEKT Corp.	190,700	2,973,290
Keyence Corp.	27,820	15,181,287
Misumi Group, Inc.	678,100	27,328,321
Mitsubishi UFJ Financial Group, Inc.	2,397,200	14,846,851
MS&AD Insurance Group Holdings, Inc.	177,500	4,969,296
NEC Corp.	897,000	2,634,869
NEXT Co. Ltd. (d)	1,040,400	10,364,280
Nomura Holdings, Inc.	505,000	2,966,185
Olympus Corp. (a)	175,400	6,503,058
OMRON Corp.	152,800	6,883,511

	Shares	Value
ORIX Corp.	1,151,500	$ 16,179,875
Pigeon Corp.	35,100	2,949,580
Rakuten, Inc.	1,956,000	34,441,532
Recruit Holdings Co. Ltd. (a)	79,600	2,483,636
Ship Healthcare Holdings, Inc.	121,900	2,782,785
SoftBank Corp.	23,700	1,380,275
Sony Corp.	30,500	815,680
Sony Corp. sponsored ADR	149,800	4,011,644
Sumitomo Mitsui Financial Group, Inc.	270,800	10,372,882
Sundrug Co. Ltd.	39,700	2,060,714
Suzuki Motor Corp.	128,100	3,847,383
Tokio Marine Holdings, Inc.	136,600	5,156,217
Toshiba Corp.	672,000	2,815,723
Toyota Motor Corp.	223,200	15,580,192
Toyota Motor Corp. sponsored ADR	2,900	405,681
TOTAL JAPAN		310,978,956
Korea (South) - 0.9%
LG Household & Health Care Ltd.	2,890	2,191,743
Medy-Tox, Inc.	10,490	3,109,360
NAVER Corp.	15,132	9,156,188
TOTAL KOREA (SOUTH)		14,457,291
Malta - 0.5%
Kambi Group PLC (a)(d)	370,600	3,012,256
Unibet Group PLC unit	89,400	4,904,873
TOTAL MALTA		7,917,129
Netherlands - 0.8%
AEGON NV	259,400	2,048,135
ASML Holding NV	31,411	3,173,453
ING Groep NV (Certificaten Van Aandelen)	525,384	7,695,813
TOTAL NETHERLANDS		12,917,401
New Zealand - 0.1%
EBOS Group Ltd.	225,407	1,803,103
Norway - 1.0%
Schibsted ASA (B Shares)	201,500	11,686,235
Statoil ASA	14,100	249,308
Statoil ASA sponsored ADR (d)	210,500	3,702,695
TOTAL NORWAY		15,638,238
Philippines - 0.6%
Alliance Global Group, Inc.	9,464,300	5,611,454
Melco Crown Philippines Resort (a)	21,149,500	4,334,476
TOTAL PHILIPPINES		9,945,930
South Africa - 2.7%
Alexander Forbes Group Holding (a)	2,085,867	1,771,327
Clicks Group Ltd.	803,341	6,056,353
Naspers Ltd. Class N	236,000	36,385,522
TOTAL SOUTH AFRICA		44,213,202
Common Stocks - continued
	Shares	Value
Spain - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA (d)	695,100	$ 10,516,006
Banco Bilbao Vizcaya Argentaria SA	249,518	2,520,012
Banco Bilbao Vizcaya Argentaria SA rights 4/14/15 (a)	249,518	35,951
Banco Santander SA (Spain)	365,672	2,741,213
Mediaset Espana Comunicacion, S.A.	638,915	8,010,342
Melia Hotels International SA (d)	729,400	8,999,697
TOTAL SPAIN		32,823,221
Sweden - 1.1%
Nordea Bank AB (d)	465,800	5,695,296
Svenska Cellulosa AB (SCA) (B Shares)	439,000	10,128,632
Swedbank AB (A Shares) (d)	102,432	2,451,332
TOTAL SWEDEN		18,275,260
Switzerland - 6.1%
Compagnie Financiere Richemont SA Series A	139,270	11,190,469
Credit Suisse Group AG	324,618	8,733,506
Julius Baer Group Ltd.	55,980	2,808,793
Nestle SA	520,059	39,161,712
Swiss Re Ltd.	46,826	4,534,191
Syngenta AG (Switzerland)	42,335	14,382,411
UBS Group AG	591,162	11,144,359
UBS Group AG	184,900	3,470,573
Zurich Insurance Group AG	11,638	3,943,603
TOTAL SWITZERLAND		99,369,617
United Kingdom - 21.9%
Al Noor Hospitals Group PLC	121,600	1,832,675
Anglo American PLC (United Kingdom)	139,800	2,087,909
AstraZeneca PLC (United Kingdom)	226,455	15,538,994
Aviva PLC	329,400	2,636,150
B&M European Value Retail S.A.	1,276,381	5,916,824
Barclays PLC	2,571,808	9,283,012
Barclays PLC sponsored ADR	200,173	2,916,521
BG Group PLC	408,438	5,013,061
BHP Billiton PLC	339,952	7,460,354
BP PLC	881,993	5,717,224
Brammer PLC	1,085,200	6,439,143
Burberry Group PLC	235,700	6,059,216
Dechra Pharmaceuticals PLC	159,300	2,379,598
Diageo PLC	524,328	14,489,457
Dunelm Group PLC	464,300	5,785,438
Exova Group Ltd. PLC	167,421	397,364
Foxtons Group PLC	1,321,579	4,023,783
GlaxoSmithKline PLC	447,200	10,294,518
Howden Joinery Group PLC	2,942,900	19,365,348
HSBC Holdings PLC:
(United Kingdom)	929,678	7,922,180
sponsored ADR	252,732	10,763,856
ITV PLC	4,354,600	16,336,363

	Shares	Value
Johnson Matthey PLC	195,598	$ 9,824,481
Lloyds Banking Group PLC	14,561,844	16,879,192
M&C Saatchi PLC (d)	721,800	3,688,624
Micro Focus International PLC	47,300	828,647
Moneysupermarket.com Group PLC	1,285,300	5,134,512
Poundland Group PLC	353,948	1,915,369
Prudential PLC	220,034	5,460,241
Reckitt Benckiser Group PLC	82,000	7,044,259
Rightmove PLC	513,100	22,811,142
Rio Tinto PLC	117,515	4,845,951
Rio Tinto PLC sponsored ADR (d)	34,900	1,444,860
Rolls-Royce Group PLC	322,708	4,562,059
Royal Bank of Scotland Group PLC (a)	255,480	1,290,609
Royal Dutch Shell PLC:
Class A (United Kingdom)	559,388	16,634,572
Class B (United Kingdom)	351,684	10,955,069
Royal Mail PLC	117,700	765,430
SABMiller PLC	298,900	15,695,944
Sports Direct International PLC (a)	542,665	4,902,385
Standard Chartered PLC (United Kingdom)	152,157	2,468,135
SThree PLC	229,400	1,185,067
Taylor Wimpey PLC	1,623,100	3,729,537
Ted Baker PLC	78,300	2,903,755
Tesco PLC	1,910,800	6,820,709
Thomas Cook Group PLC (a)	1,129,600	2,441,420
Travis Perkins PLC	185,900	5,377,399
Virgin Money Holdings Uk PLC (a)	1,011,919	5,974,301
Vodafone Group PLC	6,992,200	22,880,756
William Hill PLC	756,244	4,160,802
Zoopla Property Group PLC (d)	1,002,200	2,686,401
TOTAL UNITED KINGDOM		357,970,616
United States of America - 8.9%
BlackRock, Inc. Class A	35,000	12,804,400
Boston Beer Co., Inc. Class A (a)(d)	15,000	4,011,000
Dunkin' Brands Group, Inc.	106,000	5,041,360
eBay, Inc. (a)	101,200	5,837,216
Facebook, Inc. Class A (a)	139,400	11,460,771
Google, Inc.:
Class A (a)	15,200	8,431,440
Class C (a)	13,200	7,233,600
Lorillard, Inc.	89,900	5,874,965
MercadoLibre, Inc. (d)	40,000	4,900,800
Monsanto Co.	60,503	6,809,008
Monster Beverage Corp. (a)	109,700	15,181,932
Priceline Group, Inc. (a)	13,360	15,553,044
Sprouts Farmers Market LLC (a)	222,400	7,835,152
Tiffany & Co., Inc.	94,000	8,272,940
TripAdvisor, Inc. (a)	40,700	3,385,019
Common Stocks - continued
	Shares	Value
United States of America - continued
Visa, Inc. Class A	266,800	$ 17,451,388
Zillow Group, Inc. (a)(d)	57,900	5,807,370
TOTAL UNITED STATES OF AMERICA		145,891,405
TOTAL COMMON STOCKS (Cost $1,306,830,729)		1,578,114,354
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
Sartorius AG (non-vtg.)	39,500	5,037,224
Volkswagen AG	99,347	26,476,046
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,068,336)		31,513,270
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	24,178,888	$ 24,178,888
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	43,671,598	43,671,598
TOTAL MONEY MARKET FUNDS (Cost $67,850,486)		67,850,486
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,391,749,551)		1,677,478,110
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(41,777,569)
NET ASSETS - 100%		$ 1,635,700,541
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,042
Fidelity Securities Lending Cash Central Fund	145,584
Total	$ 153,626
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 475,594,376	$ 355,552,306	$ 120,042,070	$ -
Consumer Staples	183,886,676	95,413,415	88,473,261	-
Energy	62,369,655	6,052,714	56,316,941	-
Financials	284,937,236	136,472,845	148,464,391	-
Health Care	167,585,867	76,547,259	91,038,608	-
Industrials	111,124,819	72,054,046	39,070,773	-
Information Technology	219,648,664	150,807,221	68,841,443	-
Materials	61,654,996	25,486,722	36,168,274	-
Telecommunication Services	42,825,335	4,468,825	38,356,510	-
Money Market Funds	67,850,486	67,850,486	-	-
Total Investments in Securities:	$ 1,677,478,110	$ 990,705,839	$ 686,772,271	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 19,097,975
Level 2 to Level 1	$ 156,445,619
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,405,995,735. Net unrealized appreciation aggregated $271,482,375, of which $376,987,452 related to appreciated investment securities and $105,505,077 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2015

1.799871.111

VIPVAL-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.8%
Delphi Automotive PLC	30,000	$ 2,392,200
Tenneco, Inc. (a)	26,600	1,527,372
The Goodyear Tire & Rubber Co.	57,000	1,543,560
		5,463,132
Diversified Consumer Services - 1.2%
Houghton Mifflin Harcourt Co. (a)	152,100	3,571,308
Household Durables - 0.8%
KB Home (d)	147,600	2,305,512
Leisure Products - 0.8%
Vista Outdoor, Inc. (a)	60,000	2,569,200
Media - 1.8%
CBS Corp. Class B	32,000	1,940,160
Comcast Corp. Class A (special) (non-vtg.)	27,000	1,513,755
Twenty-First Century Fox, Inc. Class A	60,300	2,040,552
		5,494,467
Specialty Retail - 1.4%
AutoZone, Inc. (a)	3,800	2,592,208
The Men's Wearhouse, Inc.	30,900	1,612,980
		4,205,188
Textiles, Apparel & Luxury Goods - 0.4%
Fossil Group, Inc. (a)	14,000	1,154,300
TOTAL CONSUMER DISCRETIONARY		24,763,107
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance, Inc.	59,200	5,013,056
Household Products - 2.1%
Procter & Gamble Co.	44,800	3,670,912
Svenska Cellulosa AB (SCA) (B Shares)	112,600	2,597,913
		6,268,825
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	36,400	3,777,228
TOTAL CONSUMER STAPLES		15,059,109
ENERGY - 11.2%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	45,200	3,091,228
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	82,100	8,618,858
Cimarex Energy Co.	41,200	4,741,708
Imperial Oil Ltd.	88,800	3,544,147
Stone Energy Corp. (a)	233,900	3,433,652
Suncor Energy, Inc.	88,800	2,594,835

	Shares	Value
Tesoro Corp.	67,900	$ 6,198,591
Whiting Petroleum Corp. (a)	52,400	1,619,160
		30,750,951
TOTAL ENERGY		33,842,179
FINANCIALS - 31.0%
Banks - 9.2%
Bank of America Corp.	360,600	5,549,634
Barclays PLC sponsored ADR	87,435	1,273,928
Citigroup, Inc.	109,647	5,649,013
JPMorgan Chase & Co.	170,419	10,323,983
U.S. Bancorp	116,634	5,093,407
		27,889,965
Capital Markets - 5.4%
Ameriprise Financial, Inc.	22,800	2,983,152
Ares Capital Corp. (d)	91,536	1,571,673
BlackRock, Inc. Class A	7,900	2,890,136
E*TRADE Financial Corp. (a)	78,521	2,242,167
KKR & Co. LP	95,600	2,180,636
The Blackstone Group LP	46,300	1,800,607
UBS Group AG	138,308	2,607,329
		16,275,700
Consumer Finance - 1.3%
Capital One Financial Corp.	49,300	3,885,826
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	54,600	7,879,872
Insurance - 7.5%
Allied World Assurance Co.	44,700	1,805,880
Allstate Corp.	63,400	4,512,178
Brown & Brown, Inc.	73,700	2,440,207
Prudential PLC	82,600	2,049,756
The Chubb Corp.	61,700	6,237,870
The Travelers Companies, Inc.	51,100	5,525,443
		22,571,334
Real Estate Investment Trusts - 3.9%
American Tower Corp.	22,900	2,156,035
Equity Lifestyle Properties, Inc.	46,100	2,533,195
Extra Space Storage, Inc.	27,000	1,824,390
Iron Mountain, Inc.	72,380	2,640,422
Lamar Advertising Co. Class A	41,500	2,459,705
		11,613,747
Real Estate Management & Development - 1.1%
Forest City Enterprises, Inc. Class A (a)	73,500	1,875,720
Realogy Holdings Corp. (a)	31,600	1,437,168
		3,312,888
TOTAL FINANCIALS		93,429,332
HEALTH CARE - 12.1%
Biotechnology - 0.6%
United Therapeutics Corp. (a)	10,700	1,845,055
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	24,401	$ 1,903,034
Health Care Providers & Services - 2.9%
Cigna Corp.	20,800	2,692,352
Express Scripts Holding Co. (a)	27,300	2,368,821
HCA Holdings, Inc. (a)	47,400	3,565,902
		8,627,075
Pharmaceuticals - 8.0%
GlaxoSmithKline PLC sponsored ADR	66,900	3,087,435
Impax Laboratories, Inc. (a)	30,700	1,438,909
Jazz Pharmaceuticals PLC (a)	16,700	2,885,593
Novartis AG sponsored ADR	43,700	4,309,257
Roche Holding AG (participation certificate)	11,307	3,107,074
Sanofi SA sponsored ADR	71,900	3,554,736
Shire PLC sponsored ADR	7,800	1,866,462
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,900	2,298,870
The Medicines Company (a)	57,200	1,602,744
		24,151,080
TOTAL HEALTH CARE		36,526,244
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	41,100	3,038,934
United Technologies Corp.	37,900	4,441,880
		7,480,814
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	113,085	3,485,286
Jacobs Engineering Group, Inc. (a)	61,800	2,790,888
		6,276,174
Electrical Equipment - 0.8%
Regal-Beloit Corp.	29,900	2,389,608
Industrial Conglomerates - 2.7%
General Electric Co.	330,048	8,188,491
Machinery - 1.4%
Deere & Co.	30,700	2,692,083
Valmont Industries, Inc. (d)	12,700	1,560,576
		4,252,659
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	52,000	2,269,800
TOTAL INDUSTRIALS		30,857,546
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 0.9%
QUALCOMM, Inc.	39,600	2,745,864

	Shares	Value
Electronic Equipment & Components - 1.1%
TE Connectivity Ltd.	46,800	$ 3,351,816
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	4,300	2,385,210
IT Services - 3.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	35,400	1,501,471
Global Payments, Inc.	37,600	3,447,168
Total System Services, Inc.	113,100	4,314,765
		9,263,404
Semiconductors & Semiconductor Equipment - 0.5%
Teradyne, Inc.	77,100	1,453,335
Software - 3.4%
Activision Blizzard, Inc.	79,300	1,802,093
Oracle Corp.	87,900	3,792,885
Parametric Technology Corp. (a)	66,100	2,390,837
Synopsys, Inc. (a)	51,800	2,399,376
		10,385,191
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	1,215	1,578,833
TOTAL INFORMATION TECHNOLOGY		31,163,653
MATERIALS - 3.9%
Chemicals - 2.8%
Agrium, Inc. (d)	22,100	2,303,265
Eastman Chemical Co.	42,300	2,929,698
Methanex Corp.	57,500	3,078,501
		8,311,464
Metals & Mining - 1.1%
Compass Minerals International, Inc.	25,300	2,358,213
Freeport-McMoRan, Inc.	56,500	1,070,675
		3,428,888
TOTAL MATERIALS		11,740,352
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	47,600	1,555,568
UTILITIES - 5.5%
Electric Utilities - 3.3%
Edison International	42,307	2,642,918
Great Plains Energy, Inc.	50,200	1,339,336
ITC Holdings Corp.	66,900	2,504,067
PPL Corp.	104,500	3,517,470
		10,003,791
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.2%
NiSource, Inc.	84,700	$ 3,740,352
Sempra Energy	25,500	2,780,010
		6,520,362
TOTAL UTILITIES		16,524,153
TOTAL COMMON STOCKS (Cost $257,156,184)		295,461,243
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.14% (b)	7,285,972	7,285,972
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,425,200	6,425,200
TOTAL MONEY MARKET FUNDS (Cost $13,711,172)		13,711,172
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $270,867,356)		309,172,415
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(7,324,605)
NET ASSETS - 100%		$ 301,847,810
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,379
Fidelity Securities Lending Cash Central Fund	8,976
Total	$ 11,355
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,763,107	$ 24,763,107	$ -	$ -
Consumer Staples	15,059,109	15,059,109	-	-
Energy	33,842,179	33,842,179	-	-
Financials	93,429,332	91,379,576	2,049,756	-
Health Care	36,526,244	33,419,170	3,107,074	-
Industrials	30,857,546	30,857,546	-	-
Information Technology	31,163,653	31,163,653	-	-
Materials	11,740,352	11,740,352	-	-
Telecommunication Services	1,555,568	1,555,568	-	-
Utilities	16,524,153	16,524,153	-	-
Money Market Funds	13,711,172	13,711,172	-	-
Total Investments in Securities:	$ 309,172,415	$ 304,015,585	$ 5,156,830	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $271,505,779. Net unrealized appreciation aggregated $37,666,636, of which $46,802,641 related to appreciated investment securities and $9,136,005 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Floating Rate High Income Portfolio

March 31, 2015

1.9859335.100

VIPFHI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (d) - 87.4%
	Principal Amount	Value
Aerospace - 1.8%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)	$ 497,502	$ 497,502
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	991,130	989,891
Tranche D, term loan 3.75% 6/4/21 (c)	461,513	460,936
		1,948,329
Air Transportation - 0.2%
Landmark Worldwide Tranche 1LN, term loan 4.75% 10/25/19 (c)	243,081	243,385
Automotive - 0.1%
American Tire Distributors, Inc. Tranche B, term loan 5.25% 10/1/21 (c)	55,000	55,209
Automotive & Auto Parts - 1.6%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)	497,500	493,147
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)	744,631	712,054
Tranche 2LN, term loan 10% 11/27/21 (c)	500,000	453,750
		1,658,951
Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.928% 1/30/19 (c)	500,000	476,250
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)	498,750	498,750
		975,000
Building Materials - 0.8%
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (c)	250,000	243,125
Headwaters, Inc. Tranche B, term loan 4.5% 3/24/22 (c)	145,000	145,544
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (c)	495,000	491,906
		880,575
Cable/Satellite TV - 2.4%
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)	494,962	491,250
Tranche G, term loan 4.25% 9/12/21 (c)	250,000	250,625
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)	60,000	59,250
Tranche 2LN, term loan 7.75% 7/7/23 (c)	240,000	241,200

	Principal Amount	Value
Tranche A 1LN, term loan 1/7/22 (e)	$ 250,000	$ 248,750
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	323,563	324,372
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	279,924	280,624
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (c)	641,107	641,107
		2,537,178
Capital Goods - 0.8%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (c)	73,246	73,979
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (c)	219,450	220,547
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 5.25% 3/13/22 (c)	320,000	322,800
SRAM LLC. Tranche B, term loan 4.0127% 4/10/20 (c)	228,948	228,375
		845,701
Chemicals - 2.0%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (c)	20,000	19,725
Tranche B 1LN, term loan 4.5183% 6/12/21 (c)	64,438	64,438
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (c)	374,063	374,998
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (c)	500,000	505,625
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (c)	249,375	250,934
Orion Engineered Carbons GMBH Tranche B, term loan 5% 7/25/21 (c)	497,500	500,609
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)	448,875	448,875
		2,165,204
Consumer Products - 0.9%
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (c)	748,125	757,477
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (c)	249,373	248,750
		1,006,227
Containers - 5.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (c)	582,985	583,108
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)	245,630	246,244
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Containers - continued
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)	$ 250,000	$ 250,625
Tranche B 1LN, term loan 4.5% 10/1/21 (c)	497,500	499,988
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	859,167	857,019
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)	818,813	824,954
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 5.25% 2/5/22 (c)	250,000	252,500
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (c)	1,000,000	920,000
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)	166,935	165,683
U.S. Devices Prescription Co.:
Tranche 2LN, term loan 8% 5/2/22 (c)	250,000	250,000
Tranche B 1LN, term loan 4.25% 5/2/21 (c)	496,250	496,250
		5,346,371
Diversified Financial Services - 2.2%
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (c)	245,000	247,756
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (c)	246,711	246,711
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (c)	280,000	279,300
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (c)	616,552	600,368
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	988,741	989,977
		2,364,112
Energy - 5.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)	744,290	736,847
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)	240,155	241,056
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)	219,450	218,353
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)	250,000	235,625
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)	298,500	249,994
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)	461,631	463,362
Tranche C, term loan 5.25% 3/14/21 (c)	32,532	32,654

	Principal Amount	Value
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)	$ 205,000	$ 204,334
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)	497,500	423,497
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (c)	250,000	182,500
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)	158,400	114,048
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (c)	250,000	241,250
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (c)	233,681	146,051
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)	124,063	123,287
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)	497,656	493,924
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	153,446	121,798
Targa Resources Corp. term loan 5.75% 2/27/22 (c)	140,698	141,232
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)	410,000	411,538
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)	478,800	484,785
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (c)	742,424	419,470
		5,685,605
Entertainment/Film - 0.1%
Regal Cinemas Corp. Tranche B, term loan 3.75% 3/27/22 (c)	110,000	109,863
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	490,718	486,731
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)	249,369	248,745
		735,476
Food & Drug Retail - 4.2%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (c)	250,000	252,188
Tranche B 4LN, term loan 5.5% 8/25/21 (c)	1,495,000	1,506,197
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)	494,914	491,202
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.75% 10/21/21 (c)	374,063	375,933
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (c)	1,238,030	1,238,030
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Food & Drug Retail - continued
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)	$ 403,139	$ 404,022
Stater Bros. Markets Tranche B, term loan 4.75% 5/12/21 (c)	245,280	244,667
		4,512,239
Food/Beverage/Tobacco - 2.2%
Blue Ribbon LLC Tranche B 1LN, term loan 5.75% 11/13/21 (c)	246,203	247,434
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (c)	145,016	140,303
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (c)	991,782	993,021
Post Holdings, Inc.:
Tranche B, term loan 6/6/21 (e)	150,000	150,000
Tranche B, term loan 3.75% 6/2/21 (c)	49,625	49,749
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)	255,000	252,450
Tranche B 1LN, term loan 4.5% 6/30/21 (c)	507,450	507,450
		2,340,407
Gaming - 5.2%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)	488,462	490,801
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	289,142	273,239
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	1,565,684	1,393,459
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)	241,352	241,956
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)	343,844	345,563
5.5% 11/21/19 (c)	147,362	148,099
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (c)	494,987	490,552
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (c)	249,375	250,323
Tranche B, term loan 6% 10/18/20 (c)	991,219	994,985
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)	936,677	940,236
		5,569,213
Healthcare - 9.6%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	595,500	596,989

	Principal Amount	Value
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (c)	$ 250,000	$ 252,813
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (c)	1,241,840	1,248,050
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (c)	742,509	744,366
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)	250,000	248,125
Tranche B 1LN, term loan 4.5% 4/23/21 (c)	89,325	89,102
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)	1,173,257	1,183,523
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (c)	550,344	550,344
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)	375,000	350,625
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (c)	264,338	264,998
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)	478,794	480,446
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (c)	439,773	438,673
Opal Acquisition, Inc. Tranche B 1LN, term loan 5% 11/27/20 (c)	250,000	250,625
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)	621,250	617,951
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (c)	472,778	469,232
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (c)	735,366	737,204
U.S. Renal Care, Inc. Tranche B 2LN, term loan 4.25% 7/3/19 (c)	975,687	978,126
Valeant Pharmaceuticals International Tranche BD 2LN, term loan 3.5% 2/13/19 (c)	750,000	749,063
		10,250,255
Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 5.5% 11/4/21 (c)	498,750	501,244
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	989,975	989,975
		1,491,219
Hotels - 0.6%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (c)	250,000	249,063
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (c)	434,717	435,804
		684,867
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (c)	$ 495,000	$ 490,050
Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	506,798	504,264
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (c)	500,000	503,125
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)	14,887	14,924
Great Wolf Resorts, Inc. Tranche B, term loan 5.75% 8/6/20 (c)	248,734	249,045
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (c)	120,000	120,000
		1,391,358
Metals/Mining - 2.6%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (c)	125,000	124,063
Tranche B 1LN, term loan 4.75% 5/20/21 (c)	699,713	694,465
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (c)	497,448	384,279
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)	57,875	57,923
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	741,829	673,210
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (c)	746,231	735,970
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (c)	250,000	151,250
		2,821,160
Paper - 0.3%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)	250,000	247,918
Xerium Technologies, Inc. Tranche B, term loan 5.75% 5/17/19 (c)	69,646	70,169
		318,087
Publishing/Printing - 2.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)	249,370	249,994
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)	742,405	627,332
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (c)	496,795	498,037
Proquest LLC Tranche B, term loan 5.245% 10/24/21 (c)	498,750	500,620

	Principal Amount	Value
Springer Science+Business Media Deutschland GmbH:
Tranche B 3LN, term loan 4.75% 8/14/20 (c)	$ 249,372	$ 249,372
Tranche B 9LN, term loan 8/14/20 (e)	250,000	250,313
		2,375,668
Restaurants - 1.7%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (c)	991,170	1,002,321
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)	246,880	244,565
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)	218,764	219,037
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)	259,012	261,278
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)	62,733	62,811
		1,790,012
Services - 4.9%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	495,000	494,381
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5038% 1/30/20 (c)	498,750	498,127
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	247,503	148,502
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)	620,306	617,980
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)	498,750	502,491
Karman Buyer Corp. Tranche 1LN, term loan 4.25% 7/25/21 (c)	250,000	249,700
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	1,484,668	1,395,588
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	496,241	491,278
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (c)	246,881	246,573
Research Now Group, Inc. Tranche B 1LN, term loan 5.5% 3/18/21 (c)	90,000	90,000
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)	497,500	497,500
		5,232,120
Steel - 0.5%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5031% 8/16/19 (c)	497,500	475,113
Super Retail - 5.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (c)	494,987	496,225
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	250,000	242,500
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Super Retail - continued
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (c)	$ 375,000	$ 375,469
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)	249,789	248,852
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	992,500	921,834
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	557,200	550,235
6% 5/22/18 (c)	742,443	741,515
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (c)	500,000	504,375
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)	994,962	981,331
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)	328,771	281,100
Vogue International LLC Tranche B, term loan 5.75% 2/14/20 (c)	124,685	125,309
		5,468,745
Technology - 8.7%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	494,987	477,663
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)	249,375	246,258
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	991,155	982,482
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)	246,257	239,485
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	1,483,681	1,494,809
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (c)	248,731	248,420
First Data Corp. Tranche B, term loan 3.674% 3/24/18 (c)	1,500,000	1,489,688
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)	50,000	48,250
Tranche B 1LN, term loan 5% 6/17/21 (c)	119,100	119,100
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	976,163	967,670
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)	499,590	512,079
Tranche B 1LN, term loan 4.5% 10/30/19 (c)	827,125	828,159
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)	249,369	249,680
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (c)	250,000	248,750

	Principal Amount	Value
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	$ 742,500	$ 726,759
Shaw Data Centre LP Tranche B, term loan 4.5% 3/26/22 (c)	195,000	195,244
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (c)	93,461	94,162
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (c)	74,438	74,717
		9,243,375
Telecommunications - 4.6%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (c)	375,000	379,688
Tranche B, term loan 5.5% 6/24/19 (c)	1,239,959	1,246,159
Digicel International Finance Ltd. Tranche D-2, term loan 3.7754% 3/31/19 (c)	100,000	94,000
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)	248,731	253,084
FPL FiberNet, LLC. Tranche A, term loan 3.5206% 7/22/19 (c)	243,770	243,770
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (c)	249,364	249,987
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)	500,000	498,150
Level 3 Financing, Inc.:
Tranche B 4LN, term loan 4% 1/15/20 (c)	500,000	501,250
Tranche B 5LN, term loan 4.5% 1/31/22 (c)	250,000	251,250
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (c)	494,962	493,106
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (e)	125,000	126,094
Securus Technologies Holdings, Inc. Tranche B 1LN, term loan 4.75% 4/30/20 (c)	494,976	486,314
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)	44,671	44,559
		4,867,411
Textiles/Apparel - 0.2%
Party City Holdings, Inc. Tranche B LN, term loan 4.0032% 7/27/19 (c)	249,369	249,525
Transportation Ex Air/Rail - 0.5%
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/24/22 (c)	250,000	250,313
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)	245,000	242,703
		493,016
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Utilities - 6.3%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (c)(f)	$ 30,657	$ 30,657
6.375% 8/13/19 (c)	462,174	462,174
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (c)	232,721	233,885
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	494,962	489,394
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (c)	115,000	115,791
EquiPower Resources Holdings LLC Tranche B 1LN, term loan 4.25% 12/21/18 (c)	236,703	236,407
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	989,603	997,025
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	247,988	248,930
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)	265,000	267,319
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)	432,825	417,676
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)	744,318	718,267
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	750,000	754,688
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)	44,663	43,658
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)	204,086	192,861
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)	84,788	85,211
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)	492,915	462,108
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)	741,187	737,481
Veresen Midstream LP Tranche B, term loan 6% 2/27/22 (c)	180,000	180,450
		6,673,982
TOTAL BANK LOAN OBLIGATIONS (Cost $94,586,110)		93,295,008
Nonconvertible Bonds - 3.6%
	Principal Amount	Value
Cable/Satellite TV - 0.5%
Numericable Group SA 4.875% 5/15/19 (b)	$ 500,000	$ 497,500
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (b)(c)	1,000,000	975,000
Energy - 0.6%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (b)(c)	280,000	212,800
Chesapeake Energy Corp. 3.5033% 4/15/19 (c)	35,000	33,688
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	135,000	130,950
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	285,000	292,641
		670,079
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	510,000	498,525
Healthcare - 1.0%
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	506,720
4.25% 10/15/19	500,000	513,750
		1,020,470
Paper - 0.1%
Mercer International, Inc. 7% 12/1/19	80,000	82,800
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (b)	40,000	37,500
Telecommunications - 0.0%
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	40,000	42,200
Utilities - 0.0%
The AES Corp. 3.2616% 6/1/19 (c)	45,000	44,775
TOTAL NONCONVERTIBLE BONDS (Cost $3,973,061)		3,868,849
Money Market Funds - 11.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a) (Cost $12,617,556)	12,617,556	$ 12,617,556
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $111,176,727)		109,781,413
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(3,014,841)
NET ASSETS - 100%		$ 106,766,572
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,394,475 or 2.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) The coupon rate will be determined upon settlement of the loan after period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled 22,802 and 22,802, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,498
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Loan Obligations	$ 93,295,008	$ -	$ 92,709,113	$ 585,895
Corporate Bonds	3,868,849	-	3,868,849	-
Money Market Funds	12,617,556	12,617,556	-	-
Total Investments in Securities:	$ 109,781,413	$ 12,617,556	$ 96,577,962	$ 585,895
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $111,123,745. Net unrealized depreciation aggregated $1,342,332, of which $546,658 related to appreciated investment securities and $1,888,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2015

1.799861.111

VIPGRWT-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 1.6%
Harley-Davidson, Inc.	768,952	$ 46,706,144
Tesla Motors, Inc. (a)(d)	159,527	30,113,912
		76,820,056
Distributors - 0.2%
LKQ Corp. (a)	413,100	10,558,836
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	277,900	14,247,933
G8 Education Ltd. (d)	1,111,463	2,844,394
H&R Block, Inc.	408,760	13,108,933
Houghton Mifflin Harcourt Co. (a)	367,000	8,617,160
ServiceMaster Global Holdings, Inc.	454,400	15,336,000
		54,154,420
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	40,994	26,668,237
Domino's Pizza, Inc.	293,100	29,471,205
Dunkin' Brands Group, Inc.	343,695	16,346,134
Starbucks Corp.	879,073	83,248,213
Yum! Brands, Inc.	333,684	26,267,604
		182,001,393
Household Durables - 0.7%
Harman International Industries, Inc.	138,100	18,454,303
Toll Brothers, Inc. (a)	339,400	13,351,996
		31,806,299
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	58,900	21,916,690
Leisure Products - 0.0%
NJOY, Inc. (e)	243,618	1,965,997
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	979,519	54,916,733
Specialty Retail - 3.7%
Five Below, Inc. (a)	335,800	11,944,406
Home Depot, Inc.	774,432	87,983,220
Lowe's Companies, Inc.	252,300	18,768,597
MarineMax, Inc. (a)	294,500	7,807,195
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	370,044	55,821,137
		182,324,555
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	45,949	604,998
Kate Spade & Co. (a)	996,800	33,283,152
Michael Kors Holdings Ltd. (a)	104,200	6,851,150
NIKE, Inc. Class B	419,776	42,116,126
		82,855,426
TOTAL CONSUMER DISCRETIONARY		699,320,405

	Shares	Value
CONSUMER STAPLES - 7.6%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	100,700	$ 3,183,026
SABMiller PLC	462,342	24,278,669
The Coca-Cola Co.	530,038	21,493,041
		48,954,736
Food & Staples Retailing - 0.6%
Sprouts Farmers Market LLC (a)	171,700	6,048,991
Whole Foods Market, Inc.	403,266	21,002,093
		27,051,084
Food Products - 3.5%
Keurig Green Mountain, Inc.	1,016,937	113,622,371
Mead Johnson Nutrition Co. Class A	313,486	31,514,748
The Hershey Co.	269,044	27,149,230
		172,286,349
Household Products - 1.6%
Procter & Gamble Co.	987,723	80,934,023
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	167,400	13,920,984
Herbalife Ltd. (d)	711,655	30,430,368
		44,351,352
TOTAL CONSUMER STAPLES		373,577,544
ENERGY - 1.6%
Energy Equipment & Services - 0.5%
Oceaneering International, Inc.	180,874	9,754,535
Pason Systems, Inc.	503,844	7,940,252
RigNet, Inc. (a)(d)	209,794	5,998,010
		23,692,797
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy, Inc. (a)	261,900	20,271,060
Emerge Energy Services LP	48,600	2,305,098
EOG Resources, Inc.	88,500	8,114,565
Golar LNG Ltd. (d)	599,017	19,935,286
Tanker Investments Ltd. (a)	107,400	1,173,231
Teekay Tankers Ltd. (d)	228,932	1,314,070
		53,113,310
TOTAL ENERGY		76,806,107
FINANCIALS - 9.3%
Banks - 1.8%
First Republic Bank	499,800	28,533,582
HDFC Bank Ltd.	117,289	2,265,857
HDFC Bank Ltd. sponsored ADR	985,949	58,062,537
		88,861,976
Capital Markets - 5.4%
BlackRock, Inc. Class A	117,906	43,134,731
E*TRADE Financial Corp. (a)	1,610,993	46,001,905
HFF, Inc.	49,000	1,839,460
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	1,048,893	$ 41,630,563
JMP Group, Inc.	240,100	2,012,038
The Blackstone Group LP	2,762,348	107,427,714
Virtus Investment Partners, Inc.	174,200	22,780,134
		264,826,545
Consumer Finance - 0.1%
American Express Co.	100,193	7,827,077
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	93,200	13,450,624
McGraw Hill Financial, Inc.	388,613	40,182,584
		53,633,208
Real Estate Management & Development - 0.7%
Leopalace21 Corp. (a)	320,900	1,679,812
Realogy Holdings Corp. (a)	766,301	34,851,369
		36,531,181
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	336,100	8,036,151
TOTAL FINANCIALS		459,716,138
HEALTH CARE - 20.2%
Biotechnology - 13.1%
Acceleron Pharma, Inc. (a)	190,300	7,242,818
Actelion Ltd.	72,344	8,382,316
Alexion Pharmaceuticals, Inc. (a)	202,281	35,055,297
Amgen, Inc.	319,600	51,088,060
Biogen, Inc. (a)	229,405	96,863,967
BioMarin Pharmaceutical, Inc. (a)	337,225	42,024,980
Celgene Corp. (a)	100,700	11,608,696
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	479,464
Enanta Pharmaceuticals, Inc. (a)(d)	190,113	5,821,260
Gilead Sciences, Inc. (a)	2,546,890	249,926,316
Insmed, Inc. (a)	1,332,202	27,709,802
Medivation, Inc. (a)	268,300	34,629,481
Ophthotech Corp. (a)	198,539	9,238,020
Pfenex, Inc. (a)	403,900	6,438,166
Puma Biotechnology, Inc. (a)	55,700	13,151,327
Vertex Pharmaceuticals, Inc. (a)	388,900	45,878,533
		645,538,503
Health Care Equipment & Supplies - 0.5%
Medtronic PLC	163,700	12,766,963
Novadaq Technologies, Inc. (a)	732,100	11,889,304
		24,656,267
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	483,176	10,622,714
Health Care Technology - 0.2%
Cerner Corp. (a)	136,687	10,013,690

	Shares	Value
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	220,898	$ 41,007,505
Pharmaceuticals - 5.4%
Actavis PLC (a)	423,466	126,031,951
Astellas Pharma, Inc.	3,972,600	65,090,656
Perrigo Co. PLC	155,377	25,722,662
Shire PLC	502,000	40,021,005
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,300	7,868,490
		264,734,764
TOTAL HEALTH CARE		996,573,443
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.4%
Textron, Inc.	694,500	30,787,185
TransDigm Group, Inc.	209,696	45,864,709
United Technologies Corp.	782,377	91,694,584
		168,346,478
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	349,382	23,328,236
Building Products - 1.2%
A.O. Smith Corp.	531,818	34,919,170
Caesarstone Sdot-Yam Ltd.	402,322	24,424,969
		59,344,139
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	586,294	26,477,037
Electrical Equipment - 0.5%
AMETEK, Inc.	333,600	17,527,344
Power Solutions International, Inc. (a)(d)	130,043	8,360,464
		25,887,808
Industrial Conglomerates - 2.7%
Danaher Corp.	1,155,126	98,070,197
Roper Industries, Inc.	199,317	34,282,524
		132,352,721
Machinery - 0.8%
Allison Transmission Holdings, Inc.	308,400	9,850,296
Manitowoc Co., Inc. (d)	1,091,205	23,526,380
Sarine Technologies Ltd.	2,144,000	4,265,034
Sun Hydraulics Corp.	58,700	2,427,832
		40,069,542
Professional Services - 1.5%
Corporate Executive Board Co.	198,800	15,876,168
On Assignment, Inc. (a)	93,700	3,595,269
Resources Connection, Inc.	259,255	4,536,963
Robert Half International, Inc.	283,500	17,157,420
Verisk Analytics, Inc. (a)	269,204	19,221,166
WageWorks, Inc. (a)	235,929	12,582,094
		72,969,080
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	361,408	30,862,436
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Summit Ascent Holdings Ltd. (a)(d)	9,214,000	$ 4,920,377
TOTAL INDUSTRIALS		584,557,854
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 0.4%
QUALCOMM, Inc.	276,300	19,158,642
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	557,214	39,907,667
Internet Software & Services - 11.4%
Cvent, Inc. (a)(d)	594,275	16,663,471
Facebook, Inc. Class A (a)	5,216,509	428,875,286
Google, Inc. Class A (a)	139,798	77,545,951
Textura Corp. (a)(d)	1,121,261	30,475,874
Twitter, Inc. (a)	176,200	8,824,096
		562,384,678
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	286,900	17,899,691
Gartner, Inc. Class A (a)	277,522	23,270,220
Virtusa Corp. (a)	85,466	3,536,583
Visa, Inc. Class A	894,272	58,494,332
		103,200,826
Semiconductors & Semiconductor Equipment - 2.9%
Cirrus Logic, Inc. (a)	126,850	4,219,031
Marvell Technology Group Ltd.	1,576,000	23,167,200
Maxim Integrated Products, Inc.	1,689,700	58,818,457
Monolithic Power Systems, Inc.	268,288	14,125,363
Qorvo, Inc. (a)	339,700	27,074,090
Skyworks Solutions, Inc.	178,800	17,574,252
		144,978,393
Software - 6.4%
Activision Blizzard, Inc.	435,932	9,906,555
Adobe Systems, Inc. (a)	337,400	24,947,356
Computer Modelling Group Ltd.	1,091,400	10,960,963
Electronic Arts, Inc. (a)	1,162,021	68,344,265
Fleetmatics Group PLC (a)	180,700	8,104,395
Red Hat, Inc. (a)	347,400	26,315,550
salesforce.com, Inc. (a)	1,468,462	98,107,946
ServiceNow, Inc. (a)	158,800	12,510,264
SolarWinds, Inc. (a)	823,707	42,206,747
SS&C Technologies Holdings, Inc.	210,308	13,102,188
		314,506,229

	Shares	Value
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	2,595,127	$ 322,911,653
TOTAL INFORMATION TECHNOLOGY		1,507,048,088
MATERIALS - 1.3%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc.	484,600	15,622,137
Sherwin-Williams Co.	107,860	30,686,170
		46,308,307
Construction Materials - 0.3%
Eagle Materials, Inc.	52,152	4,357,821
James Hardie Industries PLC sponsored ADR	207,400	11,996,016
		16,353,837
TOTAL MATERIALS		62,662,144
TOTAL COMMON STOCKS (Cost $3,198,012,723)		4,760,261,723
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	1,049,416	8,353,351
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (e)	636,240	21,197,990
IT Services - 0.1%
AppNexus, Inc. Series E (e)	181,657	5,193,574
TOTAL INFORMATION TECHNOLOGY		26,391,564
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,357,314)		34,744,915
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	129,659,456	$ 129,659,456
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	63,872,850	63,872,850
TOTAL MONEY MARKET FUNDS (Cost $193,532,306)		193,532,306
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,409,902,343)	4,988,538,944
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(62,445,145)
NET ASSETS - 100%	$ 4,926,093,799
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,710,912 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 9,870,023
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,426
Fidelity Securities Lending Cash Central Fund	299,565
Total	$ 372,991
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 707,673,756	$ 697,354,408	$ -	$ 10,319,348
Consumer Staples	373,577,544	373,577,544	-	-
Energy	76,806,107	76,806,107	-	-
Financials	459,716,138	455,770,469	3,945,669	-
Health Care	996,573,443	890,982,318	105,591,125	-
Industrials	584,557,854	584,557,854	-	-
Information Technology	1,533,439,652	1,507,048,088	-	26,391,564
Materials	62,662,144	62,662,144	-	-
Money Market Funds	193,532,306	193,532,306	-	-
Total Investments in Securities:	$ 4,988,538,944	$ 4,842,291,238	$ 109,536,794	$ 36,710,912
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $3,415,371,692. Net unrealized appreciation aggregated $1,573,167,252, of which $1,634,134,711 related to appreciated investment securities and $60,967,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015